Changes in significant accounting policies	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Changes in significant accounting policies	Changes in significant accounting policies
The accounting policies adopted in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the Group's consolidated financial statements as at and for the year ended December 31, 2023, that have been prepared in accordance with IFRS.
On January 4, 2024, Euronav Shipping NV paid the security deposit of USD 45.7 million to the High Court of
Malaya (Malaysia) as security for the release from arrestation. Considering that the deposit will either be refunded or used to settle any potential future liability which gives the Group the rights to obtain future economic benefits from it, the deposit qualifies as an asset and has been accounted for as a non-current asset as per June 30, 2024 because Euronav doesn’t expect an outcome of the ongoing proceedings within the year.
The Company entered on February 7, 2024 into a share purchase agreement for the acquisition of 100% of the shares in CMB.TECH NV which was a transaction under common control for which the Company has chosen to apply book value accounting. The Company had the option to restate the 2023 figures, adding
CMB.TECH as of November 22, 2023, the date CMB acquired Euronav, but elected not to restate its 2023 comparatives.
On April 18, 2024, the Group has purchased 10% of the shares in Anglo-Eastern Univan Group Limited and has been accounted for as an investment with no significant influence at cost.
During the current financial period, the Group has adopted all the new and revised Standards and
Interpretations issued by the International Accounting Standards Board (IASB) and the International
Financial Reporting Interpretations Committee (IFRIC) of the IASB as adopted by the European Union and effective for the accounting year starting on January 1, 2024. The Group has not applied any new IFRS requirements that are not yet effective as per June 30, 2024.
The following new Standards, Interpretations and Amendments issued by the IASB and the IFRIC as adopted by the European Union are effective for the financial period:
•Amendments to IAS 1: Presentation of Financial Statements for classification of liabilities as current or non-current (issued January 2020)
•Amendments to IFRS 16: Leases to clarify how a seller-lessee subsequently measures sale and leaseback transactions (issued September 2022)
•Amendments to IAS 1: Presentation of Financial Statements regarding the classification of debt with covenants (issued October 2022)
•Amendments regarding disclosures for IAS 7: Cash Flow Statements and IFRS 7: Financial Instruments
relating to supplier finance arrangements  (issued May 2023)
The adoption of these new standards and amendments has not led to major changes in the Group’s accounting policies.